SENIOR SECURED CONVERTIBLE NOTES - Schedules (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 14, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Current maturities of long-term debt	$ 5,654	$ 5,451	$ 4,999	$ 0		$ 0
Notes payable	1,414	2,814	4,308	9,151		0
Carrying amount			9,307	9,151
Additional paid-in-capital	$ 22,976	$ 22,701	22,547	22,517		$ 17,682
As reported
Debt Instrument [Line Items]
Current maturities of long-term debt			4,999	0
Notes payable			5,000	9,843
Carrying amount			9,999	9,843
Additional paid-in-capital			21,855	21,825
Adjustment
Debt Instrument [Line Items]
Current maturities of long-term debt			0	0
Notes payable			(692)	(692)	$ (692)
Carrying amount			(692)	(692)
Additional paid-in-capital			$ 692	$ 692	$ 692